                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

     Investment Company Act file number:                      811-4364

     Exact name of registrant as specified in charter:        Voyageur Intermediate Tax Free Funds

     Address of principal executive offices:                  2005 Market Street
                                                              Philadelphia, PA 19103

     Name and address of agent for service:                   Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

     Registrant's telephone number, including area code:      (800) 523-1918

     Date of fiscal year end:                                 August 31

     Date of reporting period:                                February 29, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS

           The Registrant's shareholder report is combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free Minnesota Intermediate Fund of the Registrant, information on which is included in the following shareholder report




                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME

Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE
                  MINNESOTA INTERMEDIATE FUND






[LOGO]
POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS


--------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                                        1

   Statements of Operations                                        3

   Statements of Changes in Net Assets                             4

   Financial Highlights                                            5

   Notes to Financial Statements                                   8
--------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                         Delaware Tax-Free Minnesota Intermediate Fund
  OF NET ASSETS                    February 29, 2004 (Unaudited)


                                                       Principal       Market
                                                        Amount         Value
Municipal Bonds - 96.77%
Airport Revenue Bonds - 1.24%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Series 14
    5.50% 1/1/11 (AMT)                                $   750,000   $   861,458
                                                                    -----------
                                                                        861,458
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 3.23%
  Minneapolis Health Care Facilities
    Revenue (Jones-Harrison Residence
    Project) 5.90% 10/1/16                                125,000       125,118
  Oakdale Elderly Housing Revenue
    (PHM/Oakdale, Inc. Project)
    5.75% 3/1/18                                        1,400,000     1,405,040
  Oakdale Revenue (Oak Meadows Project)
    6.20% 4/1/07                                          150,000       152,445
    6.30% 4/1/08                                          260,000       264,225
    6.50% 4/1/10                                          295,000       299,714
                                                                    -----------
                                                                      2,246,542
                                                                    -----------
Escrowed to Maturity Bonds - 5.25%
  Metropolitan Council, Minneapolis/St. Paul
    Area Sports Facilities Revenue
    (Hubert H. Humphrey Metrodome)
    6.00% 10/1/09                                       3,520,000     3,657,562
                                                                    -----------
                                                                      3,657,562
                                                                    -----------
Higher Education Revenue Bonds - 7.20%
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of Art & Design)
    Series 5-D 6.625% 5/1/20                            1,000,000     1,097,040
    (St. Catherine College)
    Series 5-N1 5.375% 10/1/32                          1,000,000     1,041,840
  St. Cloud Housing & Redevelopment
    Authority Revenue (State University
    Foundation Project) 5.00% 5/1/23                    1,000,000     1,054,480
  University of Minnesota Series A
    5.75% 7/1/14                                          500,000       604,400
    5.75% 7/1/16                                        1,000,000     1,212,150
                                                                    -----------
                                                                      5,009,910
                                                                    -----------
Hospital Revenue Bonds - 13.74%
  Bemidji Health Care Facilities First
    Mortgage Revenue
    (North Country Health Services)
    5.00% 9/1/24 (RADIAN)                                 500,000       519,125
  Minneapolis Health Care System Revenue
    (Allina Health System)
    Series A 5.75% 11/15/32                             2,500,000     2,668,274
    (Fairview Health Services)
    Series A 5.625% 5/15/32                             2,250,000     2,390,670
  Minneapolis/St. Paul Housing &
    Redevelopment Authority Health
    Care System (Health Partners
    Obligation Group) 6.00% 12/1/17                     1,125,000     1,231,425
  St. Louis Park Health Care Facilities
    Revenue (Park Nicollet Health
    Services) Series B 5.50% 7/1/25                     1,500,000     1,585,350
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (Health East Project) Series B
    5.85% 11/1/17                                       1,160,000     1,167,227
                                                                    -----------
                                                                      9,562,071
                                                                    -----------

                                                       Principal       Market
                                                        Amount         Value
Municipal Bonds (continued)
Miscellaneous Revenue Bonds - 5.33%
  Minneapolis Art Center Facilities
    Revenue (Walker Art Center Project)
    5.125% 7/1/21                                     $ 2,250,000   $ 2,404,732
  Minneapolis Community Development
    Agency Supported Revenue
    Common Bond Fund Series 4
    6.20% 6/1/17 (AMT)                                  1,055,000     1,110,609
  Richfield Shoppes Commercial
    Development Revenue (Richfield
    Shoppes Project) 7.50% 10/1/04                        190,000       191,129
                                                                    -----------
                                                                      3,706,470
                                                                    -----------
Multi Family Housing Revenue Bonds - 6.90%
  Minneapolis Multifamily Revenue
    (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                                1,000,000     1,042,830
    (Trinity Apartments-Section 8)
    Series A 6.75% 5/1/21                               2,000,000     1,959,980
  Minnesota State Housing
    Finance Agency Series A
    4.875% 8/1/24 (AMT)                                 1,000,000     1,019,660
  Park Rapids Multifamily Revenue
    (The Court Apartments Project-
    Section 8) 6.05% 8/1/12                               810,000       778,977
                                                                    -----------
                                                                      4,801,447
                                                                    -----------
Municipal Lease Revenue Bonds - 3.12%
  Edina Housing & Redevelopment
    Authority Public Project Revenue
    5.125% 2/1/19                                       1,000,000     1,071,200
  Hibbing Economic Development
    Authority Revenue (Hibbing Lease
    Obligation) 6.10% 2/1/08                              540,000       575,737
  St. Paul Port Authority Lease Revenue
    (Robert Street Office Building Project)
    5.00% 12/1/27                                         500,000       527,670
                                                                    -----------
                                                                      2,174,607
                                                                    -----------
Political Subdivision General Obligation Bonds - 8.86%
  Dakota County Series A
    4.75% 2/1/17                                        1,000,000     1,066,460
    5.00% 2/1/13                                        1,125,000     1,284,154
  Hennepin County
    Series A 4.50% 12/1/17                              1,000,000     1,046,500
    Series B 4.75% 12/1/14                              1,000,000     1,086,230
  Ramsey County Series B
    5.25% 2/1/11                                        1,445,000     1,680,130
                                                                    -----------
                                                                      6,163,474
                                                                    -----------
*Pre-Refunded Bonds - 2.74%
  Beltrami County Housing &
    Redevelopment Authority Revenue
    5.90% 2/1/08-05                                       355,000       370,574
    6.00% 2/1/09-05                                       380,000       397,020
    6.00% 2/1/10-05                                       405,000       423,140
    6.10% 2/1/11-05                                       430,000       449,655
  Duluth Gross Revenue
    (Duluth Entertainment)
    7.30% 12/1/06-04                                      250,000       266,573
                                                                    -----------
                                                                      1,906,962
                                                                    -----------
                                       1

Statements                         Delaware Tax-Free Minnesota Intermediate Fund
  OF NET ASSETS (CONTINUED)


                                                       Principal       Market
                                                        Amount         Value
Municipal Bonds (continued)
Public Power Revenue Bonds - 7.47%
  Southern Minnesota Municipal Power
    Agency Supply System Revenue Series A
    5.00% 10/1/13 (MBIA)                              $ 2,500,000   $ 2,849,325
    5.25% 1/1/15 (AMBAC)                                  700,000       810,747
    5.25% 1/1/16 (AMBAC)                                  775,000       897,791
**Southern Minnesota Municipal Power
    Agency Supply System Revenue,
    Inverse Floater ROLs Series II-R-189-1
    8.93% 1/1/12                                          500,000       642,210
                                                                    -----------
                                                                      5,200,073
                                                                    -----------
School District General Obligation Bonds - 18.35%
  Big Lake Independent School
    District #727 Series C
    5.00% 2/1/16 (FSA)                                  1,180,000     1,300,844
    5.00% 2/1/17 (FSA)                                  1,000,000     1,096,120
  Centennial Independent School
    District #012 Series A
    5.00% 2/1/18 (FSA)                                  1,000,000     1,089,670
    5.00% 2/1/20 (FSA)                                    750,000       807,630
  Hopkins Independent School
    District #270
    5.125% 2/1/17 (FGIC)                                2,000,000     2,212,460
  Moorhead Independent School
    District #152
    5.00% 4/1/10 (FGIC)                                 2,585,000     2,948,166
  Osseo Independent School
    District #279 Series A
    5.00% 2/1/21 (FSA)                                  1,500,000     1,604,685
  South Washington County Independent
    School District #833 Series B
    5.00% 2/1/16 (FSA)                                  1,560,000     1,716,764
                                                                    -----------
                                                                     12,776,339
                                                                    -----------
Single Family Housing Revenue Bonds - 2.81%
  Minnesota State Housing Finance
    Agency Residential Housing
    Series I 5.10% 7/1/20                               1,000,000     1,051,810
  Minnesota State Housing Finance
    Agency Single Family Housing
    Series J 5.90% 7/1/28 (AMT)                           850,000       894,353
  St. Paul Housing & Redevelopment
    Authority Single Family Mortgage
    Revenue Series C
    6.90% 12/1/21 (FNMA)                                   10,000        10,009
                                                                    -----------
                                                                      1,956,172
                                                                    -----------
State General Obligation Bonds - 9.09%
  Minnesota State 5.00% 8/1/21                          3,050,000     3,298,728
**Minnesota State, Inverse Floater ROLs
    9.05% 11/1/16                                       2,000,000     2,425,340
    9.05% 11/1/17                                         500,000       600,120
                                                                    -----------
                                                                      6,324,188
                                                                    -----------
++Variable Rate Demand Notes - 1.44%
  Robbinsdale Health Care Facilities
    Revenue (North Memorial Health
    Care-Tranche I)
    0.90% 5/15/33 (AMBAC)                               1,000,000     1,000,000
                                                                    -----------
                                                                      1,000,000
                                                                    -----------
Total Municipal Bonds (cost $63,226,275)                             67,347,275
                                                                    -----------

                                                         Number of    Market
                                                          Shares      Value

Short-Term Investment - 4.58%
Federated Minnesota Municipal Cash Trust                3,187,659   $ 3,187,659
                                                                    -----------
Total Short-Term Investment (cost $3,187,659)                         3,187,659
                                                                    -----------

Total Market Value of Securities - 101.35%
  (cost $66,413,934)                                                 70,534,934
Liabilities Net of Receivables
  and Other Assets - (1.35%)                                           (938,471)
                                                                    -----------
Net Assets Applicable to 6,277,531
  Shares Outstanding - 100.00%                                      $69,596,463
                                                                    -----------
Net Asset Value - Delaware Tax-Free Minnesota
  Intermediate Fund Class A
  ($58,468,194 / 5,275,368 Shares)                                       $11.08
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota
  Intermediate Fund Class B
  ($3,561,389 / 320,559 Shares)                                          $11.11
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota
  Intermediate Fund Class C
  ($7,566,880 / 681,604 Shares)                                          $11.10
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization-- no par)                                $67,656,175
Accumulated net realized loss on investments                         (2,180,712)
Net unrealized appreciation of investments                            4,121,000
                                                                    -----------
Total net assets                                                    $69,596,463
                                                                    ===========

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 29, 2004.

++The interest rate shown is the rate as of February 29, 2004.

Summary of Abbreviations:
Ambac - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by the Asset Guaranty Insurance Company
ROLs - Residual Option Longs

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)                                              $11.08
Sales charge (2.75% of offering price,
  or 2.80% of amount invested per share) (B)                               0.31
                                                                         ------
Offering price                                                           $11.39
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Delaware Minnesota Municipal Bond Funds
  OF OPERATIONS                   Six Months Ended February 29, 2004 (Unaudited)



                                                                  Delaware
                                                             Tax-Free Minnesota
                                                             Intermediate Fund
Investment Income:
Interest                                                          $1,630,157
                                                                  ----------

Expenses:
  Management fees                                                    164,282
  Distribution expense-- Class A                                      71,769
  Distribution expense-- Class B                                      17,625
  Distribution expense-- Class C                                      35,026
  Dividend disbursing and transfer agent fees and expenses            22,387
  Accounting and administration expenses                              12,820
  Legal and professional fees                                          9,020
  Reports and statements to shareholders                              10,470
  Registration fees                                                    2,500
  Custodian fees                                                       2,851
  Trustees' fees                                                       4,000
  Other                                                                3,785
                                                                  ----------
                                                                     397,871
                                                                  ----------
  Less expenses absorbed or waived                                    (1,837)
  Less waiver of distribution expenses-- Class A                     (30,347)
  Less expenses paid indirectly                                         (821)
                                                                  ----------
  Total expenses                                                     323,530
                                                                  ----------
Net Investment Income                                              1,306,627
                                                                  ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                            (72,122)
  Net change in unrealized appreciation/depreciation
  of investments                                                   2,897,462
                                                                  ----------
Net Realized and Unrealized Gain on Investments                    2,825,340
                                                                  ----------

Net Increase in Net Assets Resulting from Operations              $4,131,967
                                                                  ==========

See accompanying notes

Statements                               Delaware Minnesota Municipal Bond Funds
  OF CHANGES IN NET ASSETS

                                                                                         Delaware Tax-Free
                                                                                    Minnesota Intermediate Fund

                                                                                    Six Months           Year
                                                                                       Ended            Ended
                                                                                      2/29/04          8/31/03
                                                                                    (Unaudited)

Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                             $ 1,306,627     $ 2,708,315
  Net realized gain (loss) on investments                                               (72,122)        121,249
  Net change in unrealized appreciation/depreciation of investments                   2,897,462        (834,692)
                                                                                    -----------     -----------
  Net increase in net assets resulting from operations                                4,131,967       1,994,872
                                                                                    -----------     -----------

Dividends and Distributions to Shareholders from:
  Net Investment Income:
    Class A                                                                          (1,136,603)     (2,403,125)
    Class B                                                                             (57,428)       (120,101)
    Class C                                                                            (114,066)       (196,496)
                                                                                    -----------     -----------
                                                                                     (1,308,097)     (2,719,722)
                                                                                    -----------     -----------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                           5,984,603      10,958,724
    Class B                                                                             368,273       1,577,749
    Class C                                                                           1,248,836       3,741,280

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                             855,254       1,833,098
    Class B                                                                              39,191          75,061
    Class C                                                                              83,614         154,874
                                                                                    -----------     -----------
                                                                                      8,579,771      18,340,786
                                                                                    -----------     -----------
  Cost of shares repurchased:
    Class A                                                                          (8,374,126)     (5,595,854)
    Class B                                                                          (1,004,031)       (454,699)
    Class C                                                                            (610,088)     (2,156,934)
                                                                                    -----------     -----------
                                                                                     (9,988,245)     (8,207,487)
                                                                                    -----------     -----------
Increase (decrease) in net assets derived from capital share transactions            (1,408,474)     10,133,299
                                                                                    -----------     -----------
Net Increase in Net Assets                                                            1,415,396       9,408,449

Net Assets:
  Beginning of period                                                                68,181,067      58,772,618
                                                                                    -----------     -----------
  End of period (including undistributed net investment income of $0 and $1,470 for Delaware Tax-Free Minnesota Intermediate Fund and $0 and
    $0 for Delaware Minnesota High-Yield Municipal Bond Fund)                       $69,596,463     $68,181,067
                                                                                    ===========     ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Tax-Free Minnesota Intermediate Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03      8/31/02(2)  8/31/01      8/31/00     8/31/99
                                                            (Unaudited)

Net asset value, beginning of period                          $10.630     $10.720      $10.580     $10.350      $10.610     $11.160

Income (loss) from investment operations:
Net investment income                                           0.223       0.469        0.512       0.526        0.538       0.541
Net realized and unrealized gain (loss) on investments          0.450      (0.088)       0.138       0.230       (0.260)     (0.550)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.673       0.381        0.650       0.756        0.278      (0.009)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.223)     (0.471)      (0.510)     (0.526)      (0.538)     (0.541)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.223)     (0.471)      (0.510)     (0.526)      (0.538)     (0.541)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.080     $10.630      $10.720     $10.580      $10.350     $10.610
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 6.38%       3.59%        6.34%       7.50%        2.77%      (0.14%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $58,468     $57,635      $51,034     $49,089      $46,523     $56,222
Ratio of expenses to average net assets                         0.75%       0.86%        0.85%       0.90%        0.93%       0.79%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.95%       0.96%        0.85%       0.93%        0.95%       0.79%
Ratio of net investment income to average net assets            4.20%       4.32%        4.86%       5.04%        5.22%       4.91%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.00%       4.22%        4.86%       5.01%        5.20%       4.91%
Portfolio turnover                                                39%         23%          35%         24%           9%         13%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than $0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Tax-Free Minnesota Intermediate Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/29/04(1)    8/31/03      8/31/02(2)  8/31/01      8/31/00     8/31/99
                                                           (Unaudited)

Net asset value, beginning of period                          $10.650     $10.740      $10.600     $10.370      $10.630     $11.180

Income (loss) from investment operations:
Net investment income                                           0.177       0.377        0.423       0.438        0.451       0.450
Net realized and unrealized gain (loss) on investments          0.460      (0.088)       0.137       0.232       (0.262)     (0.552)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.637       0.289        0.560       0.670        0.189      (0.102)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.177)     (0.379)      (0.420)     (0.440)      (0.449)     (0.448)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.177)     (0.379)      (0.420)     (0.440)      (0.449)     (0.448)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.110     $10.650      $10.740     $10.600      $10.370     $10.630
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 6.02%       2.70%        5.43%       6.59%        1.89%      (0.98%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,561      $4,002       $2,852      $2,443       $2,380      $2,878
Ratio of expenses to average net assets                         1.60%       1.71%        1.70%       1.75%        1.78%       1.64%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.70%       1.73%        1.70%       1.78%        1.80%       1.64%
Ratio of net investment income to average net assets            3.35%       3.47%        4.01%       4.19%        4.37%       4.06%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.25%       3.45%        4.01%       4.16%        4.35%       4.06%
Portfolio turnover                                                39%         23%          35%         24%           9%         13%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than $0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Tax-Free Minnesota Intermediate Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/29/04(1)    8/31/03      8/31/02(2)  8/31/01      8/31/00     8/31/99
                                                           (Unaudited)

Net asset value, beginning of period                          $10.640     $10.730      $10.590     $10.360      $10.610     $11.170

Income (loss) from investment operations:
Net investment income                                           0.177       0.377        0.423       0.437        0.451       0.449
Net realized and unrealized gain (loss) on investments          0.460      (0.088)       0.137       0.233       (0.253)     (0.561)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.637       0.289        0.560       0.670        0.198      (0.112)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.177)     (0.379)      (0.420)     (0.440)      (0.448)     (0.448)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.177)     (0.379)      (0.420)     (0.440)      (0.448)     (0.448)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.100     $10.640      $10.730     $10.590      $10.360     $10.610
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 6.03%       2.71%        5.44%       6.59%        1.98%      (1.08%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $7,567      $6,544       $4,887      $3,059       $2,358      $2,293
Ratio of expenses to average net assets                         1.60%       1.71%        1.70%       1.75%        1.78%       1.64%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.70%       1.73%        1.70%       1.78%        1.80%       1.64%
Ratio of net investment income to average net assets            3.35%       3.47%        4.01%       4.19%        4.37%       4.06%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.25%       3.45%        4.01%       4.16%        4.35%       4.06%
Portfolio turnover                                                39%         23%          35%         24%           9%         13%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than $0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                    Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS                February 29, 2004 (Unaudited)


Voyageur Mutual Funds is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and with a front-end sales charge of up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital. The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less. The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amounts of these expenses for the period ended February 29, 2004 were as follows:

                                                     Delaware Tax-Free
                                                         Minnesota
                                                     Intermediate Fund
                                                     -----------------
Commission Reimbursements                                  $789
Earnings credits                                             32

Notes                                    Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                               Delaware Tax-Free
                                                                   Minnesota
                                                               Intermediate Fund
                                                               -----------------
  On the first $500 million                                          0.500%
  On the next $500 million                                           0.475%
  On the next $1.5 billion                                           0.450%
  In excess of $2.5 billion                                          0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004 as shown below:

                                                               Delaware Tax-Free
                                                                   Minnesota
                                                               Intermediate Fund
                                                               -----------------
  The operating expense limitation
    as a percentage of average daily
    net assets (per annum)                                            0.75%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution fees through October 31, 2004 in order to prevent distribution fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free Minnesota Intermediate Fund.

At February 29, 2004, each Fund had receivables from or liabilities payable to affiliates as follows:

                                                               Delaware Tax-Free
                                                                   Minnesota
                                                               Intermediate Fund
                                                               -----------------
  Investment management
    fee payable to DMC                                              $12,082
  Dividend disbursing,
    transfer agent fees,
    accounting  and other
    expenses payable to DSC                                           5,830
  Other expenses payable to
    DMC and affiliates*                                               1,733

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

For the period ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                               Delaware Tax-Free
                                                                   Minnesota
                                                               Intermediate Fund
                                                               -----------------
                                                                     $9,761

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

Certain internal legal expenses are allocated to the Funds. For the period ended February 29, 2004, the Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and the Delaware Minnesota High-Yield Municipal Bond Fund had costs of $17,229, $11,931, $3,345, and $2,710, respectively.

Notes                                    Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)



3. Investments
For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities as follows:

                                                               Delaware Tax-Free
                                                                   Minnesota
                                                               Intermediate Fund
                                                               -----------------
  Purchases other than
    short-term investments                                        $12,541,969
  Sales other than
    short-term investments                                         15,079,610

At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each fund were as follows:

                                                               Delaware Tax-Free
                                                                   Minnesota
                                                               Intermediate Fund
                                                               -----------------
  Cost of investments                                             $66,413,934
                                                                  ===========
  Aggregate unrealized appreciation                               $ 4,192,050
  Aggregate unrealized depreciation                                   (71,050)
                                                                  -----------
  Net unrealized appreciation                                     $ 4,121,000
                                                                  ===========

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the periods ended February 29, 2004 and August 31, 2003 was as follows:

                                                               Delaware Tax-Free
                                                                   Minnesota
                                                               Intermediate Fund
                                                               -----------------
  Period ended 2/29/04
  -----------------------
  Tax-exempt income                                                $1,308,097
  Long-term capital gain                                                   --
                                                                   ----------
  Total                                                            $1,308,097
                                                                   ==========
  Year ended 8/31/03
  -----------------------
  Tax-exempt income                                                $2,719,722
  Long-term capital gain                                                   --
                                                                   ----------
  Total                                                            $2,719,722
                                                                   ==========

As of February 29, 2004, the components of net assets on a tax basis were as follows:

                                                               Delaware Tax-Free
                                                                   Minnesota
                                                               Intermediate Fund
                                                               -----------------
  Shares of beneficial interest                                   $67,656,175
  Undistributed ordinary income                                            --
  Undistributed long-term capital gain                                     --
  Net realized capital losses on investments                          (65,848)
  Capital loss carryforwards                                       (2,114,864)
  Unrealized appreciation (depreciation)
    of investments                                                  4,121,000
                                                                  -----------
  Net assets                                                      $69,596,463
                                                                  ===========

Notes                                    Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                                               Delaware Tax-Free
                                                                   Minnesota
Year of Expiration                                             Intermediate Fund
------------------                                             -----------------
  2004                                                           $       --
  2005                                                                   --
  2006                                                                   --
  2007                                                                   --
  2008                                                              423,683
  2009                                                            1,440,485
  2010                                                                4,037
  2011                                                              246,659
                                                                 ----------
  Total                                                          $2,114,864
                                                                 ==========

5. Capital Shares
Transactions in capital shares were as follows:

                                                          Delaware Tax-Free
                                                     Minnesota Intermediate Fund
                                                     ---------------------------
                                                        Six Months    Year
                                                           Ended      Ended
                                                          2/29/04    8/31/03
                                                        (Unaudited)
Shares sold:
  Class A                                                 549,067   1,012,529
  Class B                                                  33,891     145,327
  Class C                                                 114,959     344,972

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                                  78,478     170,287
  Class B                                                   3,588       6,948
  Class C                                                   7,655      14,355
                                                         --------   ---------
                                                          787,638   1,694,418
                                                         --------   ---------

Shares repurchased:
  Class A                                                (776,561)   (519,538)
  Class B                                                 (92,645)    (42,074)
  Class C                                                 (55,979)   (199,737)
                                                         --------   ---------
                                                         (925,185)   (761,349)
                                                         --------   ---------
Net increase (decrease)                                  (137,547)    933,069
                                                         ========   =========

For the periods ended February 29, 2004 and August 31, 2003, the following shares and values were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                                   Period Ended                           Year Ended
                                                                      2/29/04                               8/31/03
                                                          --------------------------------     --------------------------------
                                                          Class B     Class A                  Class B      Class A
                                                           shares      shares      Amount       shares       shares      Amount
Delaware Tax-Free Minnesota Intermediate Fund              40,909      41,022      443,047       7,322        7,335      80,346

Notes                                    Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

6. Line of Credit
Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004 or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

8. Contractual Obligations
The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
----------------
A member of Lincoln Financial Group(R)



This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies for each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                           Affiliated Officers                          Contact Information

Walter P. Babich                            Jude T. Driscoll                             Investment Manager
Board Chairman                              Chairman                                     Delaware Management Company
Citadel Construction Corporation            Delaware Investments Family of Funds         Philadelphia, PA
King of Prussia, PA                         Philadelphia, PA
                                                                                         International Affiliate
John H. Durham                              Joseph H. Hastings                           Delaware International Advisers Ltd.
Private Investor                            Executive Vice President and                 London, England
Gwynedd Valley, PA                          Chief Financial Officer
                                            Delaware Investments Family of Funds         National Distributor
Anthony D. Knerr                            Philadelphia, PA                             Delaware Distributors, L.P.
Managing Director                                                                        Philadelphia, PA
Anthony Knerr & Associates                  Richelle S. Maestro
New York, NY                                Senior Vice President,                       Shareholder Servicing, Dividend
                                            Chief Legal Officer and Secretary            Disbursing and Transfer Agent
Ann R. Leven                                Delaware Investments Family of Funds         Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer       Philadelphia, PA                             2005 Market Street
National Gallery of Art                                                                  Philadelphia, PA 19103-7094
Washington, DC                              Michael P. Bishof
                                            Senior Vice President and Treasurer          For Shareholders
Thomas F. Madison                           Delaware Investments Family of Funds         800 523-1918
President and Chief Executive Officer       Philadelphia, PA
MLM Partners, Inc.                                                                       For Securities Dealers and Financial
Minneapolis, MN                                                                          Institutions Representatives Only
                                                                                         800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                    Web site
3M Corporation                                                                           www.delawareinvestments.com
St. Paul, MN


--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8624)                                                        Printed in the USA
SA-MNALL [2/04] IVES 4/04                                                  J9627

ITEM 2.    CODE OF ETHICS

           Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

           Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES

           Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

           Not applicable.

ITEM 6.    [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

           Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

           Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

           Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES

           The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

           There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)  (1)   Code of Ethics

           Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

           Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 27, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 27, 2004


         Joseph H. Hastings
------------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    April 27, 2004